RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
    Pursuant to IAS 24, the related parties of the Group are all entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries, Fiat Chrysler Automobiles N.V. (“FCA”(*), and together with its subsidiaries the “FCA Group”), companies belonging to the FCA Group and other companies controlled by the Exor Group (including CNH Industrial N.V. and its subsidiaries), unconsolidated subsidiaries of the Group, associates and joint ventures. In addition, members of the Ferrari Board of Directors and executives with strategic responsibilities and their families are also considered related parties.
    The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are primarily of a commercial nature and, in particular, these transactions relate to:
    Transactions with FCA Group(*) companies
•the sale of engines and car bodies to Maserati S.p.A. (“Maserati”) which is controlled by the FCA Group;
•the purchase of engine components for the use in the production of Maserati engines from FCA US LLC, which is controlled by FCA Group;
•a technical cooperation, starting from November 2019, between the Group and FCA Group with the aim to enhance the quality and competitiveness of their respective products, while reducing costs and investments;
•the purchase of automotive lighting and automotive components from Magneti Marelli S.p.A., Automotive Lighting Italia S.p.A., Sistemi Sospensioni S.p.A. and Magneti Marelli Powertrain Slovakia s.r.o. (which form part of “Magneti Marelli”), which were controlled by the FCA Group (now the Stellantis Group) until May 2, 2019 when FCA (now Stellantis) completed the sale of Magneti Marelli. Following the sale, Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party;
•transactions with FCA Group companies, mainly relating to the services provided by FCA Group companies, including human resources, payroll, tax, procurement of insurance coverage and sponsorship revenues.
    Transactions with Exor Group companies (excluding FCA Group companies)
•the Group incurs rental costs from Iveco S.p.A., a company belonging to CNHI Group, related to the rental of trucks used by the Formula 1 racing team;
•the Group earns sponsorship revenue from Iveco S.p.A.
    Transactions with other related parties
•the purchase of components for Formula 1 racing cars from COXA S.p.A.;
•consultancy services provided by HPE S.r.l.;
•sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;
•sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.
    In accordance with IAS 24, transactions with related parties also include compensation to Directors and managers with strategic responsibilities.
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(*) FCA N.V., the parent company of the FCA Group, was renamed Stellantis N.V. in January 2021 following the merger of Peugeot S.A. with and into FCA N.V..
    The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2020			2019			2018
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
FCA Group(*) companies
Maserati	100,389	2,981	—	143,091	6,275	—	217,922	3,982	—
FCA US LLC	—	13,323	—	—	17,954	—	—	28,486	—
Magneti Marelli(2)	—	—	—	352	10,444	—	1,589	40,343	—
Other FCA Group companies	9,102	6,057	2,207	8,637	8,028	1,965	12,106	7,193	1,370
Total FCA Group companies	109,491	22,361	2,207	152,080	42,701	1,965	231,617	80,004	1,370
Exor Group companies (excluding the FCA Group)	150	1,665	2	281	368	4	311	179	—
Other related parties	549	12,977	10	610	13,906	31	1,707	12,651	—
Total transactions with related parties	110,190	37,003	2,219	152,971	56,975	2,000	233,635	92,834	1,370
Total for the Group	3,459,790	2,040,925	49,092	3,766,615	2,153,480	42,082	3,420,321	1,953,441	23,563
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income), net.
(2)    FCA N.V., the parent company of the FCA Group, was renamed Stellantis N.V. in January 2021 following the merger of Peugeot S.A. with and into FCA N.V..
(3)    FCA completed the sale of Magneti Marelli on May 2, 2019, following which Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party.
Assets and liabilities originating from related party transactions are summarized in the table below:

	At December 31,
	2020				2019
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
FCA Group(*) companies
Maserati	37,662	4,555	—	16,955	48,617	5,449	—	21,821
FCA US LLC	—	1,893	—	—	—	4,636	—	—
Other FCA Group companies	244	2,512	104	94	1,165	3,598	203	581
Total FCA Group companies	37,906	8,960	104	17,049	49,782	13,683	203	22,402
Exor Group companies (excluding the FCA Group)	183	396	108	139	350	9	237	207
Other related parties	643	3,558	1,496	1,759	147	2,565	1,295	1,835
Total transactions with related parties	38,732	12,914	1,708	18,947	50,279	16,257	1,735	24,444
Total for the Group	184,260	713,807	76,471	687,462	231,439	711,539	92,830	800,015
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(1)    FCA N.V., the parent company of the FCA Group, was renamed Stellantis N.V. in January 2021 following the merger of Peugeot S.A. with and into FCA N.V..

There were no other financial assets or financial liabilities originating from related party transactions at December 31, 2020 or 2019.
    Emoluments to Directors and Key Management
    In response to the healthcare crisis caused by the COVID-19 pandemic, the Board of Directors pledged their full cash compensation from April 2020 to the end of the year to help fund Company initiatives to support the communities in which Ferrari operates, with the Senior Management Team donating 25 percent of their salaries for the same period.
The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Directors of Ferrari N.V.	8,151	10,260	17,043
The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2020 was €8,151 thousand (€10,260 thousand in 2019 and €17,043 thousand in 2018), inclusive of the following:
•€624 thousand for salary and other short-term benefits (€1,786 thousand in 2019 and €1,080 thousand in 2018); and
•€7,527 thousand for share-based compensation awarded under the Company’s equity incentive plans, (€8,474 thousand in 2019 and €15,963 thousand in 2018, including an acceleration of the costs relating to the equity incentive plan of the former Chairman and Chief Executive Officer (Mr. Sergio Marchionne)). See Note 21 “Share-based compensation” for additional information related to the Company’s equity incentive plans. There was no equity-settled compensation for Non-Executive Directors for the years ended December 31, 2020, 2019 and 2018.
The aggregate compensation for members of the SMT (excluding the CEO) in 2020 was €14,199 thousand (€19,839 thousand in 2019 and €16,674 thousand in 2018), inclusive of the following:

•€6,486 thousand for salary and short-term incentives (€14,671 thousand in 2019 and €13,915 thousand in 2018);
•€5,270 thousand for share-based compensation awarded under the Company’s equity incentive plans (€5,168 thousand in 2019 and €2,759 thousand in 2018); and
•€222 thousand for pension contributions.